24. Shareholders' Compensation (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders Compensation
Profit for the year	R$ 3,794,295	R$ 1,789,067	R$ 5,074,136
Capital reserve	(189,715)
Profit for allocation	3,604,580
Proposed destination:
Mandatory minimum dividends:	(901,145)
Statutory reserve	(2,703,435)
Allocation of profit	R$ (3,604,580)
Weighted average number of shares	1,380,114,547	1,380,114,547	1,373,250,595
Dividends per share	R$ 0.652949
In current liabilities
Dividends, beginning balance	R$ 13,252
Dividends paid in year	(12,414)
Proposed dividends in 2020 exercise	901,145
Dividends, ending balance	R$ 901,983	R$ 13,252